Significant accounting policies and new accounting standards - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure Of Accounting Policies [Line Items]
Contract assets amortization period (in years)	3 years
Facilities lease term (in years)	10 years
Maximum
Disclosure Of Accounting Policies [Line Items]
Contract assets amortization period (in years)	5 years